Asset Impairment Charges and Reversals (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2018	Dec. 31, 2019	Jun. 30, 2017	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2012
Disclosure of impairment loss recognised or reversed [line items]
Write-downs (reversals of write-downs) of property, plant and equipment					$ 18	$ 23
Disposal groups classified as held for sale
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss		$ 15
Sundance Unit 2
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss				$ 38
Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	$ 12
Sundance Unit 1
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss			$ 20
Wintering Hills | Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Decrease through classified as held for sale, investment property							$ 28
Property, plant and equipment | Centralia Plant CGU
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss								$ 347
Reversal of impairment loss					151
Provision for decommissioning, restoration and rehabilitation costs		$ 141			$ 141
Property, plant and equipment | Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	11
Intangible assets | Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	$ 1